Acquisition - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 23, 2018	Dec. 31, 2018
Business Acquisition [Line Items]
Business acquisition, fair value of common stock		$ 6,846
Alert Labs Inc
Business Acquisition [Line Items]
Business acquisition, cash consideration	$ 5,889
Business acquisition, fair value of common stock	3,991
Adjustment related to previously held equity interest	171
Contingent consideration	$ 3,026
Contingent consideration performance measurement period	3 years
Intangibles and goodwill acquired	$ 14,941
Fair value of intangible assets	1,640
Alert Labs Inc | Patented And Unpatented Technology [Member]
Business Acquisition [Line Items]
Fair value of intangible assets	1,600
Alert Labs Inc | Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value of intangible assets	$ 40
Stock consideration [Member] | Alert Labs Inc
Business Acquisition [Line Items]
Business acquisition, issuance of shares of common stock	23,873
Contingent consideration [Member] | Alert Labs Inc
Business Acquisition [Line Items]
Common stock shares issued	23,230